Nuveen International Select Fund
Nuveen International Select Fund
Investment Objective
The investment objective of the Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 82 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 85 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-97 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen International Select Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen International Select Fund		Class A	Class C	Class I
Management Fees		1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.18%	0.20%	0.21%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.51%	2.28%	1.29%
Fee Waivers and/or Expense Reimbursements	[1][2]	(0.02%)	(0.04%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.49%	2.24%	1.24%
[1]	The Fund's investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through October 31, 2015 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.45%, 2.20% and 1.20% for Class A, Class C and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund's board of directors.
[2]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen International Select Fund (USD $)	A	C	I
1 Year	718	227	126
3 Years	1,022	706	401
5 Years	1,348	1,214	699
10 Years	2,270	2,610	1,549

No Redemption
Expense Example, No Redemption Nuveen International Select Fund (USD $)	A	C	I
1 Year	718	227	126
3 Years	1,022	706	401
5 Years	1,348	1,214	699
10 Years	2,270	2,610	1,549

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in equity securities of non-U.S. issuers that trade in U.S. or non-U.S. markets, depositary receipts representing shares of non-U.S. issuers, and exchange-traded funds and other investment companies (“investment companies”) that provide exposure to non-U.S. issuers. The Fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The Fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

Nuveen Asset Management, LLC (“Nuveen Asset Management”), Altrinsic Global Advisors, LLC (“Altrinsic”) and Lazard Asset Management LLC (“Lazard”) act as the Fund’s sub-advisers. The sub-advisers employ different investment strategies, which are intended to complement one another:
  Altrinsic employs a value strategy, emphasizing investment in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.
  Lazard employs an emerging markets strategy, emphasizing investments in equity securities of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values.
  Nuveen Asset Management invests the Fund’s assets using three distinct strategies:
  Nuveen Asset Management’s international growth team employs a growth strategy, emphasizing investments in equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.
  Nuveen Asset Management’s infrastructure team will be allocated up to 10% of the Fund’s total assets, and will focus on equity securities of infrastructure-related companies.
  Nuveen Asset Management’s asset allocation team may invest in derivatives, other investment companies, and money market instruments and other short-term securities. These investments may be used as an investment “overlay” for the purpose of increasing or reducing the Fund’s exposure to certain companies, industry sectors, countries, regions, or investment styles, or for such other reasons as Nuveen Asset Management deems advisable. They also may be used to facilitate cash flows to and from the sub-advisers, to meet redemptions requests, and to pay Fund expenses.
Decisions on how to allocate the Fund’s assets between the sub-advisers and among the different investment strategies are made by Nuveen Asset Management’s asset allocation team. Allocation determinations are based on a variety of factors, including performance records and the characteristics of typical portfolio investments for the different strategies. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. Allocations will vary over time according to the prospective returns and risks associated with the various investment strategies.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular company, industry, or sector of the market.

Infrastructure Sector Risk—Because the Fund may invest in infrastructure-related securities, the Fund could have greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Other Investment Companies Risk—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies. Furthermore, the Fund is exposed to the risks to which the other investment companies may be subject.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the seven-year period ended December 31, 2013, the Fund’s highest and lowest quarterly returns were 24.92% and -21.70%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Total Returns Nuveen International Select Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Dec. 21, 2006	10.73%	10.89%	1.70%
Class A (return after taxes on distributions)	Dec. 21, 2006	9.56%	10.65%	1.51%
Class A (return after taxes on distributions and sale of Fund shares)	Dec. 21, 2006	6.63%	8.81%	1.48%
Class C	Dec. 21, 2006	16.60%	11.36%	1.80%
Class I	Dec. 21, 2006	17.77%	12.48%	2.81%
MSCI All Country World Investable Market Index (ex U.S.) (reflects no deduction for fees, expenses or taxes)		16.30%	13.96%	2.95%
Lipper International Multi-Cap Growth Classification Average (reflects no deduction for taxes or sales loads)		19.47%	13.12%	2.17%